Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 4.2%
53,955	(1)	Altice USA, Inc.	$ 1,202,657	0.3
7,555	(1)	AMC Networks, Inc.	183,662	0.0
780		Cable One, Inc.	1,282,328	0.3
5,923		Fox Corp. - Class A	139,961	0.0
2,783		Fox Corp. - Class B	63,675	0.0
7,723	(1)	IAC/InterActiveCorp	1,384,193	0.3
6,411		Interpublic Group of Cos., Inc.	103,794	0.0
23,069	(1)	Live Nation Entertainment, Inc.	1,048,717	0.2
308	(1)	Madison Square Garden Co.	65,114	0.0
9,628	(1),(2)	Match Group, Inc.	635,833	0.1
5,442		New York Times Co.	167,124	0.0
6,190		Nexstar Media Group, Inc.	357,349	0.1
20,516		Omnicom Group	1,126,328	0.3
15,259	(1)	Roku, Inc.	1,334,857	0.3
10,280	(2)	Sinclair Broadcast Group, Inc.	165,302	0.0
244,715	(2)	Sirius XM Holdings, Inc.	1,208,892	0.3
23,252	(1)	Spotify Technology SA	2,823,723	0.6
9,294	(1)	Take-Two Interactive Software, Inc.	1,102,361	0.2
16,775		TripAdvisor, Inc.	291,717	0.1
136,078	(1)	Twitter, Inc.	3,342,076	0.7
1,042	(2)	ViacomCBS, Inc. - Class A	18,579	0.0
53,298		ViacomCBS, Inc. - Class B	746,705	0.2
7,651		World Wrestling Entertainment, Inc.	259,599	0.1
33,415	(1)	Zynga, Inc. - Class A	228,893	0.1
		19,283,439		4.2

		Consumer Discretionary: 12.9%
2,832		Advance Auto Parts, Inc.	264,282	0.1
3,085	(1)	Aptiv PLC	151,905	0.0
4,245	(1)	Autozone, Inc.	3,591,270	0.8
8,113		Best Buy Co., Inc.	462,441	0.1
10,272	(1)	Bright Horizons Family Solutions, Inc.	1,047,744	0.2
11,687	(1)	Burlington Stores, Inc.	1,851,922	0.4
10,560	(1)	Capri Holdings Ltd.	113,942	0.0
13,896	(1)	Carmax, Inc.	748,022	0.2
3,472		Carter's, Inc.	228,215	0.0
8,064	(1),(2)	Carvana Co.	444,246	0.1
4,574	(1)	Chipotle Mexican Grill, Inc.	2,993,226	0.7
2,594		Choice Hotels International, Inc.	158,883	0.0
3,452		Columbia Sportswear Co.	240,846	0.1
21,752		Darden Restaurants, Inc.	1,184,614	0.3
42,867		Dollar General Corp.	6,473,346	1.4
22,858	(1)	Dollar Tree, Inc.	1,679,377	0.4
7,327		Domino's Pizza, Inc.	2,374,461	0.5
13,786		Dunkin Brands Group, Inc.	732,037	0.2
21,038	(1)	Etsy, Inc.	808,701	0.2
20,812		Expedia Group, Inc.	1,171,091	0.3
9,782	(1)	Five Below, Inc.	688,457	0.2
12,254	(1)	Floor & Decor Holdings, Inc.	393,231	0.1
789	(1)	Grand Canyon Education, Inc.	60,189	0.0
16,303	(1)	GrubHub, Inc.	664,021	0.1
5,316		H&R Block, Inc.	74,849	0.0
49,868		Hanesbrands, Inc.	392,461	0.1
22,560		Hasbro, Inc.	1,614,168	0.4
2,137	(1)	Hilton Grand Vacations, Inc.	33,700	0.0
48,999		Hilton Worldwide Holdings, Inc.	3,343,692	0.7
6,396		L Brands, Inc.	73,938	0.0
20,350		Lennar Corp. - Class A	777,370	0.2
1,171		Lennar Corp. - Class B	33,865	0.0
7,798	(1)	LKQ Corp.	159,937	0.0
21,112	(1)	Lululemon Athletica, Inc.	4,001,780	0.9
42,283	(1),(2)	Mattel, Inc.	372,513	0.1
7,316		MGM Resorts International	86,329	0.0
19,330	(2)	Nordstrom, Inc.	296,522	0.1
7,696	(1)	Norwegian Cruise Line Holdings Ltd.	84,348	0.0
575	(1)	NVR, Inc.	1,477,238	0.3
9,407	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	435,920	0.1
13,333	(1)	O'Reilly Automotive, Inc.	4,013,900	0.9
14,659	(1)	Planet Fitness, Inc.	713,893	0.2
9,209		Polaris, Inc.	443,413	0.1
6,884		Pool Corp.	1,354,565	0.3
11,422		Service Corp. International	446,714	0.1
3,851	(1)	ServiceMaster Global Holdings, Inc.	103,977	0.0
1,322		Six Flags Entertainment Corp.	16,578	0.0
8,506	(1)	Skechers USA, Inc.	201,932	0.0
8,105	(1)	Tempur Sealy International, Inc.	354,270	0.1
21,309		Tractor Supply Co.	1,801,676	0.4
9,816	(1)	Ulta Beauty, Inc.	1,724,671	0.4
22,086	(1)	Under Armour, Inc. - Class A	203,412	0.0
22,785	(1)	Under Armour, Inc. - Class C	183,647	0.0
6,415		Vail Resorts, Inc.	947,560	0.2
11,295	(1),(2)	Wayfair, Inc.	603,605	0.1
33,209		Wendy's Company	494,150	0.1
2,537		Williams-Sonoma, Inc.	107,873	0.0
4,894		Wyndham Hotels & Resorts, Inc.	154,210	0.0
14,483		Wynn Resorts Ltd.	871,732	0.2
52,267		Yum China Holdings, Inc.	2,228,142	0.5
		58,755,019		12.9

		Consumer Staples: 3.6%
7,533		Brown-Forman Corp. - Class A	387,046	0.1
28,714		Brown-Forman Corp. - Class B	1,593,914	0.4
16,990		Campbell Soup Co.	784,258	0.2
1,648		Casey's General Stores, Inc.	218,344	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
44,016		Church & Dwight Co., Inc.	$ 2,824,947	0.6
18,358		Clorox Co.	3,180,523	0.7
1,484	(1)	Grocery Outlet Holding Corp.	50,961	0.0
2,684	(1)	Herbalife Nutrition Ltd.	78,265	0.0
22,553		Hershey Co.	2,988,273	0.7
16,866		Kellogg Co.	1,011,791	0.2
6,770		Lamb Weston Holdings, Inc.	386,567	0.1
14,203		McCormick & Co., Inc.	2,005,606	0.4
3,368	(1)	Pilgrim's Pride Corp.	61,028	0.0
5,242	(1)	Post Holdings, Inc.	434,929	0.1
3,443	(2)	Reynolds Consumer Products, Inc.	100,432	0.0
9,915	(1)	Sprouts Farmers Market, Inc.	184,320	0.0
1,676	(1)	TreeHouse Foods, Inc.	73,995	0.0
		16,365,199		3.6

		Energy: 0.7%
45,038		Cabot Oil & Gas Corp.	774,203	0.2
23,698	(1)	Cheniere Energy, Inc.	793,883	0.2
5,956		Diamondback Energy, Inc.	156,047	0.0
3,805	(2)	Equitrans Midstream Corp.	19,139	0.0
23,469		Oneok, Inc.	511,859	0.1
30,793		Parsley Energy, Inc.	176,444	0.0
12,551		Pioneer Natural Resources Co.	880,453	0.2
		3,312,028		0.7

		Financials: 4.3%
260		Alleghany Corp.	143,611	0.0
3,125		Ameriprise Financial, Inc.	320,250	0.1
9,320	(1)	Arch Capital Group Ltd.	265,247	0.1
7,083		Arthur J. Gallagher & Co.	577,335	0.1
9,799	(1)	Athene Holding Ltd.	243,211	0.1
1,460		Axis Capital Holdings Ltd.	56,429	0.0
2,444		Brown & Brown, Inc.	88,522	0.0
4,897		Cboe Global Markets, Inc.	437,057	0.1
1,401		CIT Group, Inc.	24,181	0.0
1,485		Comerica, Inc.	43,570	0.0
1,596	(1),(2)	Credit Acceptance Corp.	408,081	0.1
19,436		Discover Financial Services	693,282	0.2
7,332		E*Trade Financial Corp.	251,634	0.1
2,917		Erie Indemnity Co.	432,416	0.1
2,471		Evercore, Inc.	113,814	0.0
2,184		Everest Re Group Ltd.	420,245	0.1
6,702		Factset Research Systems, Inc.	1,747,077	0.4
5,503		First Republic Bank	452,787	0.1
3,596		Interactive Brokers Group, Inc.	155,239	0.0
2,091		Kemper Corp.	155,508	0.0
6,790		Lazard Ltd.	159,973	0.0
1,378	(1)	LendingTree, Inc.	252,712	0.1
14,388		LPL Financial Holdings, Inc.	783,139	0.2
201	(1)	Markel Corp.	186,506	0.0
6,584		MarketAxess Holdings, Inc.	2,189,641	0.5
3,509		Morningstar, Inc.	407,921	0.1
14,716		MSCI, Inc. - Class A	4,252,335	0.9
5,316		Primerica, Inc.	470,360	0.1
1,793		Prosperity Bancshares, Inc.	86,512	0.0
5,179		Raymond James Financial, Inc.	327,313	0.1
2,977		RenaissanceRe Holdings Ltd.	444,526	0.1
10,824		SEI Investments Co.	501,584	0.1
4,667		Signature Bank	375,180	0.1
687	(1)	SVB Financial Group	103,792	0.0
29,717		Synchrony Financial	478,147	0.1
1,896		Synovus Financial Corp.	33,294	0.0
11,861		T. Rowe Price Group, Inc.	1,158,227	0.3
3,928	(2)	Virtu Financial, Inc.	81,781	0.0
1,636	(3)	Voya Financial, Inc.	66,340	0.0
1,800		Western Alliance Bancorp.	55,098	0.0
		19,443,877		4.3

		Health Care: 16.8%
7,931	(1)	Abiomed, Inc.	1,151,264	0.3
8,467	(1)	Adaptive Biotechnologies Corp.	235,213	0.1
5,326		Agilent Technologies, Inc.	381,448	0.1
1,161	(1)	Agios Pharmaceuticals, Inc.	41,192	0.0
13,948	(1)	Align Technology, Inc.	2,426,255	0.5
16,084	(1)	Alnylam Pharmaceuticals, Inc.	1,750,743	0.4
26,593		AmerisourceBergen Corp.	2,353,481	0.5
39,968	(1)	Avantor, Inc.	499,200	0.1
31,966	(1)	BioMarin Pharmaceutical, Inc.	2,701,127	0.6
6,787		Bio-Techne Corp.	1,286,951	0.3
18,256		Bruker Corp.	654,660	0.1
3,828		Cantel Medical Corp.	137,425	0.0
88,557	(1)	Centene Corp.	5,261,171	1.2
55,899		Cerner Corp.	3,521,078	0.8
20,636	(1)	Change Healthcare, Inc.	206,152	0.1
8,611	(1)	Charles River Laboratories International, Inc.	1,086,794	0.2
2,780		Chemed Corp.	1,204,296	0.3
1,184		Cooper Cos., Inc.	326,393	0.1
16,194	(1)	DexCom, Inc.	4,360,558	1.0
8,856		Encompass Health Corp.	567,050	0.1
16,613	(1)	Envista Holdings Corp.	248,198	0.1
25,010	(1)	Exact Sciences Corp.	1,450,580	0.3
21,827	(1)	Exelixis, Inc.	375,861	0.1
6,603	(1)	Guardant Health, Inc.	459,569	0.1
3,323	(1)	Henry Schein, Inc.	167,878	0.0
6,177		Hill-Rom Holdings, Inc.	621,406	0.1
37,621	(1)	Hologic, Inc.	1,320,497	0.3
3,822	(1)	Horizon Therapeutics Plc	113,208	0.0
1,048	(1)	ICU Medical, Inc.	211,455	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,198	(1)	Idexx Laboratories, Inc.	$ 3,681,564	0.8
32,131	(1)	Incyte Corp., Ltd.	2,352,953	0.5
10,611	(1)	Insulet Corp.	1,758,031	0.4
22,881	(1)	Ionis Pharmaceuticals, Inc.	1,081,814	0.2
13,494	(1)	IQVIA Holdings, Inc.	1,455,463	0.3
8,789	(1)	Jazz Pharmaceuticals PLC	876,615	0.2
1,038	(1)	Laboratory Corp. of America Holdings	131,193	0.0
8,420	(1)	Masimo Corp.	1,491,350	0.3
3,178		McKesson Corp.	429,856	0.1
4,242	(1)	Mettler Toledo International, Inc.	2,929,143	0.6
35,975	(1)	Moderna, Inc.	1,077,451	0.2
8,417	(1)	Molina Healthcare, Inc.	1,175,939	0.3
4,590	(1)	Nektar Therapeutics	81,932	0.0
16,336	(1)	Neurocrine Biosciences, Inc.	1,413,881	0.3
5,620	(1)	Penumbra, Inc.	906,675	0.2
4,338		PerkinElmer, Inc.	326,565	0.1
7,161	(1)	PPD, Inc.	127,537	0.0
11,224	(1)	PRA Health Sciences, Inc.	932,041	0.2
25,393		Resmed, Inc.	3,740,135	0.8
9,134	(1)	Sage Therapeutics, Inc.	262,329	0.1
12,616	(1)	Sarepta Therapeutics, Inc.	1,234,097	0.3
20,836	(1)	Seattle Genetics, Inc.	2,404,058	0.5
869		STERIS Public Ltd. Co.	121,634	0.0
8,255		Teleflex, Inc.	2,417,559	0.5
16,261	(1)	Varian Medical Systems, Inc.	1,669,354	0.4
23,435	(1)	Veeva Systems, Inc.	3,664,531	0.8
11,423	(1)	Waters Corp.	2,079,557	0.5
9,901		West Pharmaceutical Services, Inc.	1,507,427	0.3
		76,451,787		16.8

		Industrials: 16.1%
1,868		Acuity Brands, Inc.	160,013	0.0
1,374		Air Lease Corp.	30,420	0.0
9,886		Alaska Air Group, Inc.	281,454	0.1
12,517		Allegion Public Ltd.	1,151,814	0.3
19,537		Allison Transmission Holdings, Inc.	637,102	0.1
7,092		American Airlines Group, Inc.	86,451	0.0
32,321		Ametek, Inc.	2,327,758	0.5
3,980		AO Smith Corp.	150,484	0.0
8,747		Armstrong World Industries, Inc.	694,687	0.2
12,638		BWX Technologies, Inc.	615,597	0.1
8,522		Carlisle Cos., Inc.	1,067,636	0.2
18,424		CH Robinson Worldwide, Inc.	1,219,669	0.3
15,156		Cintas Corp.	2,625,322	0.6
35,957	(1)	Copart, Inc.	2,463,774	0.6
793		CoreLogic, Inc.	24,218	0.0
6,436	(1)	CoStar Group, Inc.	3,779,284	0.8
22,563		Donaldson Co., Inc.	871,609	0.2
11,351		Dover Corp.	952,803	0.2
18,228		Equifax, Inc.	2,177,335	0.5
21,832		Expeditors International Washington, Inc.	1,456,631	0.3
92,558		Fastenal Co.	2,892,437	0.6
5,062		Flowserve Corp.	120,931	0.0
11,835		Fortive Corp.	653,174	0.2
7,952		Fortune Brands Home & Security, Inc.	343,924	0.1
29,491		Graco, Inc.	1,437,096	0.3
13,782		Heico Corp. - Class A - HEI.A	880,670	0.2
7,763		Heico Corp. - HEI	579,197	0.1
13,885		Hexcel Corp.	516,383	0.1
5,343		Hubbell, Inc.	613,056	0.1
5,679		Huntington Ingalls Industries, Inc.	1,034,771	0.2
21,637	(1)	IAA, Inc.	648,245	0.2
6,756		IDEX Corp.	933,071	0.2
43,838		IHS Markit Ltd.	2,630,280	0.6
35,765	(1)	Ingersoll Rand, Inc.	886,972	0.2
4,658		JB Hunt Transport Services, Inc.	429,607	0.1
4,580	(1)	JetBlue Airways Corp.	40,991	0.0
20,905		KAR Auction Services, Inc.	250,860	0.1
19,882		L3Harris Technologies, Inc.	3,581,146	0.8
6,372		Landstar System, Inc.	610,820	0.1
5,723		Lennox International, Inc.	1,040,384	0.2
9,888		Lincoln Electric Holdings, Inc.	682,272	0.2
3,768	(1)	Lyft, Inc.	101,171	0.0
9,904	(1)	Middleby Corp.	563,340	0.1
7,945		Nielsen Holdings PLC	99,630	0.0
9,317		Nordson Corp.	1,258,447	0.3
7,361		Old Dominion Freight Line	966,139	0.2
5,790		Quanta Services, Inc.	183,717	0.0
2,439		Republic Services, Inc.	183,071	0.0
20,280		Robert Half International, Inc.	765,570	0.2
20,588		Rockwell Automation, Inc.	3,106,935	0.7
25,317		Rollins, Inc.	914,956	0.2
11,761	(1)	Sensata Technologies Holding PLC	340,246	0.1
16,579		Spirit Aerosystems Holdings, Inc.	396,735	0.1
19,151		Toro Co.	1,246,539	0.3
40,063		Trane Technologies PLC	3,308,803	0.7
7,457		TransDigm Group, Inc.	2,387,657	0.5
33,462		TransUnion	2,214,515	0.5
9,114	(1)	United Airlines Holdings, Inc.	287,547	0.1
9,420	(1)	United Rentals, Inc.	969,318	0.2
28,552		Verisk Analytics, Inc.	3,979,578	0.9
7,657	(1)	WABCO Holdings, Inc.	1,034,078	0.2
8,959		Westinghouse Air Brake Technologies Corp.	431,197	0.1
8,056		Woodward, Inc.	478,849	0.1
7,729		WW Grainger, Inc.	1,920,656	0.4
9,526	(1)	XPO Logistics, Inc.	464,392	0.1
32,029		Xylem, Inc.	2,086,049	0.5
		73,269,483		16.1

		Information Technology: 35.2%
3,677	(1)	2U, Inc.	78,026	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
184,600	(1)	Advanced Micro Devices, Inc.	$ 8,395,608	1.8
25,875	(1)	Akamai Technologies, Inc.	2,367,304	0.5
779		Alliance Data Systems Corp.	26,213	0.0
8,124	(1)	Alteryx, Inc.	773,161	0.2
52,174		Amphenol Corp.	3,802,441	0.8
15,492	(1)	Anaplan, Inc.	468,788	0.1
14,951	(1)	ANSYS, Inc.	3,475,659	0.8
10,605	(1)	Arista Networks, Inc.	2,148,043	0.5
12,191	(1)	Aspen Technology, Inc.	1,158,998	0.3
21,424	(1)	Atlassian Corp. PLC	2,940,658	0.6
8,379	(1)	Avalara, Inc.	625,073	0.1
1,407	(1),(2)	Bill.Com Holdings, Inc.	48,119	0.0
25,685	(1)	Black Knight, Inc.	1,491,271	0.3
24,378		Booz Allen Hamilton Holding Corp.	1,673,306	0.4
20,339		Broadridge Financial Solutions, Inc. ADR	1,928,747	0.4
49,756	(1)	Cadence Design Systems, Inc.	3,285,886	0.7
21,746		CDK Global, Inc.	714,356	0.2
25,496		CDW Corp.	2,378,012	0.5
13,495	(1)	Ceridian HCM Holding, Inc.	675,695	0.2
18,562		Citrix Systems, Inc.	2,627,451	0.6
29,310		Cognex Corp.	1,237,468	0.3
42,792		Corning, Inc.	878,948	0.2
11,375	(1)	Coupa Software, Inc.	1,589,429	0.4
1,462	(1)	Cree, Inc.	51,842	0.0
28,278	(1)	DocuSign, Inc.	2,612,887	0.6
1,493		Dolby Laboratories, Inc.	80,936	0.0
37,818	(1)	Dropbox, Inc.	684,506	0.2
18,933	(1)	Dynatrace, Inc.	451,363	0.1
9,664	(1)	Elastic NV	539,348	0.1
24,059		Entegris, Inc.	1,077,121	0.2
9,273	(1)	EPAM Systems, Inc.	1,721,625	0.4
8,935	(1)	Euronet Worldwide, Inc.	765,908	0.2
10,078	(1)	F5 Networks, Inc.	1,074,617	0.2
5,071	(1)	Fair Isaac Corp.	1,560,296	0.3
35,627	(1)	FireEye, Inc.	376,934	0.1
100,991	(1)	Fiserv, Inc.	9,593,135	2.1
15,250	(1)	FleetCor Technologies, Inc.	2,844,735	0.6
2,026		Flir Systems, Inc.	64,609	0.0
25,604	(1)	Fortinet, Inc.	2,590,357	0.6
15,623	(1)	Gartner, Inc.	1,555,582	0.3
33,420		Genpact Ltd.	975,864	0.2
53,355		Global Payments, Inc.	7,695,392	1.7
30,949	(1)	GoDaddy, Inc.	1,767,497	0.4
14,794	(1)	Guidewire Software, Inc.	1,173,312	0.3
7,315	(1)	HubSpot, Inc.	974,285	0.2
450	(1)	IPG Photonics Corp.	49,626	0.0
5,723		Jabil, Inc.	140,671	0.0
12,126		Jack Henry & Associates, Inc.	1,882,440	0.4
33,545	(1)	Keysight Technologies, Inc.	2,807,046	0.6
28,069		KLA Corp.	4,034,638	0.9
22,682		Lam Research Corp.	5,443,680	1.2
11,380	(1)	Manhattan Associates, Inc.	566,952	0.1
18,047		Maxim Integrated Products	877,265	0.2
9,857	(1)	Medallia, Inc.	197,534	0.0
11,813		Microchip Technology, Inc.	800,921	0.2
7,577	(1),(2)	MongoDB, Inc.	1,034,564	0.2
7,569		Monolithic Power Systems, Inc.	1,267,505	0.3
22,633		Motorola Solutions, Inc.	3,008,378	0.7
1,292		National Instruments Corp.	42,739	0.0
22,770	(1)	NCR Corp.	403,029	0.1
40,864		NetApp, Inc.	1,703,620	0.4
8,997	(1)	New Relic, Inc.	416,021	0.1
31,060	(1)	Nutanix, Inc.	490,748	0.1
18,733	(1)	Okta, Inc.	2,290,297	0.5
7,629	(1),(2)	PagerDuty, Inc.	131,829	0.0
16,953	(1)	Palo Alto Networks, Inc.	2,779,614	0.6
57,451		Paychex, Inc.	3,614,817	0.8
8,803	(1)	Paycom Software, Inc.	1,778,294	0.4
6,164	(1)	Paylocity Holding Corp.	544,404	0.1
6,813		Pegasystems, Inc.	485,290	0.1
11,127	(1),(2)	Pluralsight, Inc.	122,174	0.0
9,952	(1)	Proofpoint, Inc.	1,020,976	0.2
18,584	(1)	PTC, Inc.	1,137,527	0.3
42,079	(1)	Pure Storage, Inc. - Class A	517,572	0.1
14,190	(1)	RealPage, Inc.	751,077	0.2
13,308	(1)	RingCentral, Inc.	2,820,098	0.6
8,691		Sabre Corp.	51,538	0.0
1,521		Skyworks Solutions, Inc.	135,947	0.0
15,606	(1)	Smartsheet, Inc.	647,805	0.1
2,303	(1)	SolarWinds Corp.	36,088	0.0
27,873	(1)	Splunk, Inc.	3,518,409	0.8
61,487	(1)	Square, Inc.	3,220,689	0.7
35,780		SS&C Technologies Holdings, Inc.	1,567,880	0.3
10,484		Switch, Inc.	151,284	0.0
26,658	(1)	Synopsys, Inc.	3,433,284	0.8
20,016	(1)	Teradata Corp.	410,128	0.1
29,860		Teradyne, Inc.	1,617,516	0.4
7,009	(1)	Trade Desk, Inc./The	1,352,737	0.3
7,688	(1)	Trimble, Inc.	244,709	0.1
21,925	(1)	Twilio, Inc.	1,962,068	0.4
6,856	(1)	Tyler Technologies, Inc.	2,033,215	0.4
1,531		Ubiquiti, Inc.	216,759	0.0
7,623		Universal Display Corp.	1,004,559	0.2
12,740	(1)	VeriSign, Inc.	2,294,347	0.5
16,407		Western Union Co.	297,459	0.1
7,691	(1)	WEX, Inc.	804,094	0.2
44,572		Xilinx, Inc.	3,473,942	0.8
9,561	(1)	Zebra Technologies Corp.	1,755,400	0.4
19,966	(1)	Zendesk, Inc.	1,278,024	0.3
12,382	(1),(2)	Zscaler, Inc.	753,568	0.2
		160,443,606		35.2

		Materials: 2.8%
4,588		Aptargroup, Inc.	456,689	0.1
13,932		Avery Dennison Corp.	1,419,253	0.3
11,364	(1)	Axalta Coating Systems Ltd.	196,256	0.0
57,763		Ball Corp.	3,734,955	0.8
9,048	(1)	Berry Global Group, Inc.	305,008	0.1
3,860		CF Industries Holdings, Inc.	104,992	0.0
13,425	(1)	Crown Holdings, Inc.	779,187	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
6,176		Eagle Materials, Inc.	$ 360,802	0.1
15,080	(1)	Element Solutions, Inc.	126,069	0.0
3,427		Martin Marietta Materials, Inc.	648,491	0.1
1,125		NewMarket Corp.	430,729	0.1
3,700		Royal Gold, Inc.	324,527	0.1
3,812		RPM International, Inc.	226,814	0.1
7,060		Scotts Miracle-Gro Co.	722,944	0.2
2,049		Sealed Air Corp.	50,631	0.0
21,596		Vulcan Materials Co.	2,333,880	0.5
10,215		WR Grace & Co.	363,654	0.1
		12,584,881		2.8

		Real Estate: 3.0%
19,731		American Homes 4 Rent	457,759	0.1
34,232		Americold Realty Trust	1,165,257	0.3
11,732	(2)	Brookfield Property REIT, Inc.	99,605	0.0
22,088	(1)	CBRE Group, Inc.	832,939	0.2
4,809		Colony Capital, Inc.	8,416	0.0
5,221		Coresite Realty Corp.	605,114	0.1
30,988		Equity Lifestyle Properties, Inc.	1,781,190	0.4
18,192		Extra Space Storage, Inc.	1,742,066	0.4
2,234	(1)	Howard Hughes Corp.	112,862	0.0
5,706		Iron Mountain, Inc.	135,803	0.0
1,028		Jones Lang LaSalle, Inc.	103,807	0.0
15,205		Lamar Advertising Co.	779,712	0.2
3,998		Outfront Media, Inc.	53,893	0.0
20,061		SBA Communications Corp.	5,415,868	1.2
3,883		Sun Communities, Inc.	484,793	0.1
2,749		UDR, Inc.	100,448	0.0
		13,879,532		3.0

	Total Common Stock
	(Cost $422,068,600)	453,788,851		99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreements: 1.1%
1,168,722	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,168,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,192,096, due 05/01/20-02/20/70)	1,168,722	0.2
1,168,722	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,168,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,192,096, due 04/15/20-01/01/59)	1,168,722	0.3
1,168,722	(4)	HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,168,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,192,096, due 02/01/30-03/01/56)	1,168,722	0.3
1,168,722	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,168,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,192,096, due 07/15/20-02/20/50)	1,168,722	0.2
346,464	(4)	TD Securities (USA) LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $346,464, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $353,393, due 01/01/44-08/01/48)	346,464	0.1

	Total Repurchase Agreements
	(Cost $5,021,352)	5,021,352		1.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,227,000	(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $1,227,000)	$ 1,227,000	0.3

	Total Short-Term Investments
	(Cost $6,248,352)	6,248,352	1.4

	Total Investments in Securities (Cost $428,316,952)	$ 460,037,203	101.0
	Liabilities in Excess of Other Assets	(4,491,438)	(1.0)
	Net Assets	$ 455,545,765	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$453,788,851	$–	$–	$453,788,851
Short-Term Investments	1,227,000	5,021,352	–	6,248,352
Total Investments, at fair value	$455,015,851	$5,021,352	$–	$460,037,203
Other Financial Instruments+
Futures	206,667	–	–	206,667
Total Assets	$455,222,518	$5,021,352	$–	$460,243,870

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$ 108,422	$ -	$ (8,225)	$ (33,857)	$ 66,340	$ 255	$ (918)	$ -
	$ 108,422	$ -	$ (8,225)	$ (33,857)	$ 66,340	$ 255	$ (918)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	12	06/19/20	$ 1,725,360	$ 206,667
			$ 1,725,360	$ 206,667

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $428,854,415.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 77,287,410
Gross Unrealized Depreciation	(45,897,955)
Net Unrealized Appreciation	$31,389,455